Tolins & Lowenfels
                           A Professional Corporation
                                747 Third Avenue
                               New York, NY 10017

Telephone number
(212) 421-1965
                                                        e-mail address
                                                        firm@tolinslowenfels.com
                                                        ------------------------
Telecopier Number
(212) 888-7706

                                                              December 27, 2004
Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

                                         Re: Chefs International, Inc. ("Chefs")
                                         '34 Act File No. 0-8513
                                         SC 13E3 File No. 005-20011

Ladies and Gentlemen:

         Enclosed please find Amendment No. 1 to the Rule 13e-3 Transaction Statement filed on December 23, 2004. The only change in this Amendment from the original filing is to add the Preliminary letter to stockholders, Notice and Proxy Statement which was inadvertently omitted from the original filing.


                                                  Very truly yours,

                                                  Tolins & Lowenfels
                                                  A Professional Corporation




                                                 By /s/ ROGER A. TOLINS
                                                    -------------------
                                                    Roger A. Tolins
                                                    A member of the firm